Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable
Schedule of accounts receivable

	December 31, 2020	December 31, 2019
Accounts receivable	5,043	2,592
Expected credit loss	(50)	(63)
	4,993	2,529
Revenue related to the steel sector-%	87.25%	87.33%

Schedule of impairment of accounts receivables recorded in income statement

	Year ended December 31,
	2020	2019	2018
Impairment of accounts receivable recorded in the income statement	5	(1)	(7)